Note 23 - Share-based Compensation Plans - Deferred Share Grants Available for Grant (Details) - Deferred share grants [member]	12 Months Ended
	Mar. 31, 2018 shares	Mar. 31, 2018	Mar. 31, 2017 shares	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	117,936	117,936	147,430
Less: Granted		(40,531)		(29,494)
Balance, end of year	77,405	77,405	117,936	117,936